March 5, 2018

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Alpine Income Trust (the “Trust”)

File Nos. (333-100289) and (811-21210)

Post–Effective Amendment No. 35

Ladies and Gentlemen:

As administrator on behalf of the Trust, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectus dated February 28, 2018 does not differ from that contained in Post-Effective Amendment No. 35 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on February 23, 2018 (Accession # 0001398344-18-002707).

If you have any questions relating to this filing, please do not hesitate to contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes

Vice President